Sales - Schedule of Revenues by Market Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 361,374	$ 470,170	$ 1,473,427	$ 19,365,354
EPI
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	50,362	46,481	695,835	10,552,058
Private Pay
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	246,641	356,476	378,855	347,600
Export
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 64,371	$ 67,213	$ 398,737	$ 8,465,696